Materials and supplies (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Materials and supplies [Abstract]
Spare parts	$ 43,335	$ 75,909
Fuels	14,361	29,722
Others	365	669
Materials and supplies	$ 58,061	$ 106,300